May 26, 2000

                       SUPPLEMENT TO THE PROSPECTUSES FOR

FUND                                                   DATED

Pioneer II                                             January 28, 2000
Pioneer Mid-Cap Fund                                   January 28, 2000
Pioneer Strategic Income Fund                          January 28, 2000
Pioneer High Yield Fund                                February 25, 2000
Pioneer Europe Fund                                    February 28, 2000
Pioneer Indo-Asia Fund                                 February 28, 2000
Pioneer Mid-Cap Value Fund                             February 28, 2000
Pioneer Equity-Income Fund                             February 28, 2000
Pioneer Small Company Fund                             February 28, 2000
Pioneer Limited Maturity Bond Fund                     March 29, 2000
Pioneer Emerging Markets Fund                          March 29, 2000
Pioneer International Growth Fund                      March 29, 2000
Pioneer Micro-Cap Fund                                 March 29, 2000
Pioneer Science & Technology Fund                      March 31, 2000
Pioneer Fund                                           May 1, 2000
Pioneer Cash Reserves Fund                             May 1, 2000
Pioneer America Income Trust                           May 1, 2000
Pioneer Real Estate Shares                             May 1, 2000
Pioneer Growth Shares                                  May 1, 2000
Pioneer Balanced Fund                                  May 1, 2000
Pioneer Tax-Free Income Fund                           May 1, 2000
Pioneer Independence Fund                              May 1, 2000
Pioneer Variable Contracts Trust                       May 1, 2000
Pioneer World Equity Fund                              July 29, 1999
Pioneer Bond Fund                                      October 28, 1999
Pioneer Tax-Managed Fund                               November 18, 1999


On May 15, 2000, The Pioneer Group, Inc. announced that it had entered into an agreement to merge with a subsidiary of UniCredito Italiano S.p.A. UniCredito is one of Italy's largest banking groups and has over $150 billion in assets under management. The closing of the transaction is expected to take place during the third quarter of 2000 and is subject to a number of conditions, including regulatory approval, approval of the shareholders of The Pioneer Group, Inc. and the shareholders of the Funds listed above.

                                                                    8584-00-0500
                                             (C) Pioneer Funds Distributor, Inc.